Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2013
Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule III
Consolidated Supplementary Insurance Information
December 31, 2013, 2012 and 2011
(In millions)

Segment	DAC and VOBA	Future Policy Benefits and Other Policy-Related Balances	Policyholder Account Balances	Unearned Premiums (1), (2)	Unearned Revenue (1)
2013
Retail	$4,698	$10,345	$25,499	$9	$156
Corporate Benefit Funding	6	14,270	7,952	—	2
Corporate & Other	26	6,540	2	4	—
Total	$4,730	$31,155	$33,453	$13	$158
2012
Retail	$3,738	$9,355	$28,287	$9	$158
Corporate Benefit Funding	8	15,078	8,688	—	2
Corporate & Other	—	6,288	1	4	—
Total	$3,746	$30,721	$36,976	$13	$160
2011
Retail	$4,080	$7,915	$30,001	$7	$184
Corporate Benefit Funding	13	14,042	8,375	—	2
Corporate & Other	128	6,515	3,699	5	72
Total	$4,221	$28,472	$42,075	$12	$258
______________

(1)	Amounts are included within the future policy benefits and other policy-related balances column.

(2)	Includes premiums received in advance.
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)
Schedule III
Consolidated Supplementary Insurance Information — (Continued)
December 31, 2013, 2012 and 2011
(In millions)

Segment	Premium Revenue and Policy Charges	Net Investment Income	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA Charged to Other Expenses	Other Operating Expenses (1)
2013
Retail	$2,688	$1,515	$1,875	$44	$1,341
Corporate Benefit Funding	219	1,108	855	5	34
Corporate & Other	35	229	14	1	234
Total	$2,942	$2,852	$2,744	$50	$1,609
2012
Retail	$2,716	$1,434	$2,031	$1,023	$1,381
Corporate Benefit Funding	658	1,111	1,318	10	36
Corporate & Other	148	407	187	2	268
Total	$3,522	$2,952	$3,536	$1,035	$1,685
2011
Retail	$2,596	$1,360	$1,984	$1,149	$1,268
Corporate Benefit Funding	1,105	1,142	1,763	4	36
Corporate & Other	83	572	102	6	518
Total	$3,784	$3,074	$3,849	$1,159	$1,822
______________

(1)	Includes other expenses, excluding amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) charged to other expenses.